Income taxes (Loss carryforwards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating and Capital Loss Carryforwards [Line Items]
Estimated Period For Completion of Income Tax Examinations	36 months
United Kingdom
Operating and Capital Loss Carryforwards [Line Items]
Loss Carryforwards	547
Loss Carryforwards, Tax Effect	118
United States
Operating and Capital Loss Carryforwards [Line Items]
Loss Carryforwards	6,634
Loss Carryforwards, Tax Effect	2,322
Switzerland
Operating and Capital Loss Carryforwards [Line Items]
Loss Carryforwards	267,420
Loss Carryforwards, Tax Effect	56,426
Luxembourg Tax Jurisdiction [Member]
Operating and Capital Loss Carryforwards [Line Items]
Loss Carryforwards	340,245
Loss Carryforwards, Tax Effect	99,352
Singapore Tax Jurisdiction [Member]
Operating and Capital Loss Carryforwards [Line Items]
Loss Carryforwards	5,723
Loss Carryforwards, Tax Effect	572